PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) as of April 30, 2024
Description	Shares	Value
Long-Term Investments 100.0%
Common Stocks 99.7%
Aerospace & Defense 0.1%
Moog, Inc. (Class A Stock)	2,200	$349,954
Air Freight & Logistics 0.7%
Air Transport Services Group, Inc.*	139,500	1,788,390
Forward Air Corp.	41,400	911,628
Hub Group, Inc. (Class A Stock)	1,000	40,220
		2,740,238
Automobile Components 2.0%
Adient PLC*	69,500	2,075,965
BorgWarner, Inc.	14,600	478,442
Dana, Inc.	192,800	2,396,504
Goodyear Tire & Rubber Co. (The)*	128,000	1,530,880
Lear Corp.	2,400	302,088
Standard Motor Products, Inc.	33,800	1,084,980
		7,868,859
Automobiles 0.2%
Harley-Davidson, Inc.	10,600	364,534
Winnebago Industries, Inc.	4,300	264,794
		629,328
Banks 18.0%
Ameris Bancorp	39,600	1,880,208
Associated Banc-Corp.	99,600	2,098,572
Atlantic Union Bankshares Corp.(a)	34,200	1,086,534
Banc of California, Inc.	102,800	1,407,332
BankUnited, Inc.	62,800	1,678,644
Banner Corp.	23,000	1,003,490
Berkshire Hills Bancorp, Inc.	27,500	586,300
Brookline Bancorp, Inc.	61,700	512,110
Business First Bancshares, Inc.	6,400	129,216
Byline Bancorp, Inc.	31,400	680,438
Cadence Bank	64,700	1,790,249
Camden National Corp.	1,700	53,074
Capitol Federal Financial, Inc.	17,400	82,998
Cathay General Bancorp	39,600	1,363,824
Central Pacific Financial Corp.	14,800	295,112
Civista Bancshares, Inc.	4,500	64,260

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
CNB Financial Corp.	28,099	$533,881
Community Trust Bancorp, Inc.	15,766	662,330
ConnectOne Bancorp, Inc.	40,100	718,191
CrossFirst Bankshares, Inc.*	11,000	132,880
Customers Bancorp, Inc.*	20,100	917,967
CVB Financial Corp.	26,700	436,278
Dime Community Bancshares, Inc.	15,600	283,920
Eastern Bankshares, Inc.	81,900	1,028,664
Enterprise Financial Services Corp.	23,800	904,638
Financial Institutions, Inc.	56,327	969,951
First Bancorp	4,700	142,927
First Bancshares, Inc. (The)	13,000	311,220
First Busey Corp.	55,600	1,242,104
First Commonwealth Financial Corp.	47,800	630,482
First Financial Bancorp	81,751	1,807,515
First Financial Corp.	16,859	613,836
First Interstate BancSystem, Inc. (Class A Stock)	52,100	1,391,070
First Merchants Corp.	38,000	1,269,960
First Mid Bancshares, Inc.	4,000	123,840
First of Long Island Corp. (The)	23,000	217,810
Flushing Financial Corp.	7,100	78,242
FS Bancorp, Inc.	1,400	43,638
Fulton Financial Corp.	123,100	2,037,305
Hancock Whitney Corp.	53,200	2,414,748
Hanmi Financial Corp.	23,878	365,333
Heartland Financial USA, Inc.	42,504	1,789,843
Heritage Commerce Corp.	15,400	122,276
Heritage Financial Corp.	15,200	269,648
Hope Bancorp, Inc.	139,116	1,393,942
Horizon Bancorp, Inc.	25,031	287,356
Independent Bank Corp.	24,500	1,230,880
Independent Bank Group, Inc.	14,900	554,876
Metropolitan Bank Holding Corp.*	1,000	39,700
Midland States Bancorp, Inc.	19,900	435,810
MidWestOne Financial Group, Inc.	4,762	96,050
National Bank Holdings Corp. (Class A Stock)	15,400	504,042
NBT Bancorp, Inc.	1,200	42,012
Northeast Community Bancorp, Inc.	3,000	47,340
Northfield Bancorp, Inc.	13,000	108,420
Northwest Bancshares, Inc.	67,100	711,260
OceanFirst Financial Corp.	40,100	591,876
Old National Bancorp	160,843	2,660,343

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Origin Bancorp, Inc.	9,500	$282,150
Pacific Premier Bancorp, Inc.	73,500	1,580,250
Peapack-Gladstone Financial Corp.	24,779	554,554
Peoples Bancorp, Inc.	18,800	545,952
Premier Financial Corp.	39,582	767,099
Provident Financial Services, Inc.	83,820	1,230,478
QCR Holdings, Inc.	11,200	615,552
RBB Bancorp	2,500	44,400
Renasant Corp.	44,800	1,301,888
S&T Bancorp, Inc.	31,263	942,579
Sandy Spring Bancorp, Inc.	45,500	930,475
Seacoast Banking Corp. of Florida	4,800	110,736
Simmons First National Corp. (Class A Stock)	89,800	1,534,682
SouthState Corp.	24,085	1,823,235
Stellar Bancorp, Inc.	14,200	315,240
Towne Bank	39,200	1,014,104
TriCo Bancshares	5,500	191,235
TrustCo Bank Corp.	8,000	212,960
Trustmark Corp.	27,200	805,120
UMB Financial Corp.	3,200	254,912
United Bankshares, Inc.	44,800	1,454,208
United Community Banks, Inc.	44,900	1,132,827
Univest Financial Corp.	20,500	427,835
Valley National Bancorp(a)	252,900	1,772,829
Veritex Holdings, Inc.	49,300	960,364
WaFd, Inc.	59,000	1,598,310
Washington Trust Bancorp, Inc.	1,500	38,190
WesBanco, Inc.	58,348	1,575,396
WSFS Financial Corp.	26,300	1,123,799
		70,018,124
Beverages 0.2%
Molson Coors Beverage Co. (Class B Stock)	12,200	698,572
Biotechnology 3.0%
2seventy bio, Inc.*	57,000	259,920
4D Molecular Therapeutics, Inc.*	4,300	102,899
ACELYRIN, Inc.*	52,700	220,286
Adicet Bio, Inc.*	106,500	158,685
Agios Pharmaceuticals, Inc.*	11,100	360,750
Allogene Therapeutics, Inc.*	78,500	216,660

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Biotechnology (cont’d.)
Apogee Therapeutics, Inc.*	3,200	$160,960
Avidity Biosciences, Inc.*	15,300	369,189
Biohaven Ltd.*	16,500	640,200
Bridgebio Pharma, Inc.*	3,500	89,670
Caribou Biosciences, Inc.*	73,000	264,990
Celldex Therapeutics, Inc.*	9,500	355,490
Century Therapeutics, Inc.*	10,300	29,973
Crinetics Pharmaceuticals, Inc.*	12,800	560,896
Cullinan Therapeutics, Inc.*	10,400	280,904
Design Therapeutics, Inc.*	60,100	211,552
Dynavax Technologies Corp.*	8,100	92,097
Dyne Therapeutics, Inc.*	5,500	139,205
Editas Medicine, Inc.*	5,000	26,050
Emergent BioSolutions, Inc.*	101,800	191,384
Erasca, Inc.*	38,500	77,385
Generation Bio Co.*	12,800	36,224
Ideaya Biosciences, Inc.*	2,200	89,430
Intellia Therapeutics, Inc.*	15,400	329,560
Iovance Biotherapeutics, Inc.*(a)	57,500	677,350
iTeos Therapeutics, Inc.*	25,700	276,018
Janux Therapeutics, Inc.*	1,200	68,400
Kezar Life Sciences, Inc.*	16,400	13,522
Kodiak Sciences, Inc.*	59,700	191,637
Kura Oncology, Inc.*	11,600	227,592
LENZ Therapeutics, Inc.	7,800	123,786
Lyell Immunopharma, Inc.*	87,700	190,309
MiMedx Group, Inc.*	7,000	43,120
Myriad Genetics, Inc.*	17,100	334,647
Organogenesis Holdings, Inc.*	84,900	199,515
Recursion Pharmaceuticals, Inc. (Class A Stock)*	18,600	145,452
REGENXBIO, Inc.*	3,900	59,865
Relay Therapeutics, Inc.*	62,700	408,804
Replimune Group, Inc.*	45,400	288,290
REVOLUTION Medicines, Inc.*	6,000	223,680
Sage Therapeutics, Inc.*	16,000	223,040
Sagimet Biosciences, Inc. (Class A Stock)*	42,100	164,190
Sana Biotechnology, Inc.*	4,800	43,200
Scholar Rock Holding Corp.*	4,700	68,949
Twist Bioscience Corp.*	12,000	374,760
Vanda Pharmaceuticals, Inc.*	58,500	278,460
Vera Therapeutics, Inc.*	1,700	67,167
Veracyte, Inc.*	32,500	636,025

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Biotechnology (cont’d.)
Verve Therapeutics, Inc.*	47,800	$287,278
Vir Biotechnology, Inc.*	48,800	412,848
Voyager Therapeutics, Inc.*	25,700	200,974
Zymeworks, Inc.*	36,900	316,602
		11,809,839
Building Products 1.0%
Resideo Technologies, Inc.*	126,400	2,468,592
UFP Industries, Inc.	9,100	1,025,570
Zurn Elkay Water Solutions Corp.	13,000	406,640
		3,900,802
Chemicals 2.1%
AdvanSix, Inc.	68,800	1,737,888
Arcadium Lithium PLC (United Kingdom)*	230,800	1,015,520
Core Molding Technologies, Inc.*	17,500	315,350
Intrepid Potash, Inc.*	71,000	1,428,520
LSB Industries, Inc.*	104,000	967,200
Mativ Holdings, Inc.	132,300	2,415,798
Rayonier Advanced Materials, Inc.*	82,700	308,471
		8,188,747
Commercial Services & Supplies 1.8%
ABM Industries, Inc.	2,200	96,140
ACCO Brands Corp.	318,441	1,534,885
Aris Water Solutions, Inc. (Class A Stock)	72,500	1,017,175
BrightView Holdings, Inc.*	146,200	1,644,750
CoreCivic, Inc.*	84,600	1,260,540
Deluxe Corp.	9,300	183,675
GEO Group, Inc. (The)*(a)	36,500	542,390
MillerKnoll, Inc.	29,500	750,185
		7,029,740
Communications Equipment 0.1%
NetScout Systems, Inc.*	12,400	238,824
Construction & Engineering 0.5%
Arcosa, Inc.	5,000	380,100

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Construction & Engineering (cont’d.)
Northwest Pipe Co.*	38,500	$1,218,525
Tutor Perini Corp.*	31,500	523,845
		2,122,470
Consumer Finance 1.4%
Bread Financial Holdings, Inc.(a)	69,000	2,546,790
Green Dot Corp. (Class A Stock)*	92,000	805,000
Navient Corp.	140,600	2,111,812
Regional Management Corp.	4,300	108,403
		5,572,005
Consumer Staples Distribution & Retail 1.9%
Andersons, Inc. (The)	11,900	653,786
Ingles Markets, Inc. (Class A Stock)	31,505	2,260,484
SpartanNash Co.	102,200	1,950,998
United Natural Foods, Inc.*	125,400	1,119,822
Village Super Market, Inc. (Class A Stock)	51,300	1,434,861
Weis Markets, Inc.	2,200	138,886
		7,558,837
Containers & Packaging 0.4%
Berry Global Group, Inc.	10,100	572,064
Graphic Packaging Holding Co.	3,900	100,815
O-I Glass, Inc.*	27,600	412,896
Sonoco Products Co.	10,200	571,710
		1,657,485
Diversified Consumer Services 1.4%
ADT, Inc.	121,300	788,450
Adtalem Global Education, Inc.*	7,100	352,302
Chegg, Inc.*	226,400	1,170,488
Graham Holdings Co. (Class B Stock)	3,700	2,595,069
Perdoceo Education Corp.	23,500	430,050
		5,336,359
Diversified REITs 1.5%
Alpine Income Property Trust, Inc.	2,600	38,818
American Assets Trust, Inc.	64,800	1,383,480

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Diversified REITs (cont’d.)
Broadstone Net Lease, Inc.	126,300	$1,838,928
CTO Realty Growth, Inc.(a)	63,083	1,094,490
Essential Properties Realty Trust, Inc.	2,000	52,680
Global Net Lease, Inc.	203,423	1,413,790
		5,822,186
Diversified Telecommunication Services 0.7%
Liberty Latin America Ltd. (Puerto Rico) (Class A Stock)*	152,300	1,149,865
Liberty Latin America Ltd. (Puerto Rico) (Class C Stock)*(a)	189,300	1,427,322
		2,577,187
Electric Utilities 0.4%
ALLETE, Inc.	23,700	1,403,514
Electronic Equipment, Instruments & Components 1.7%
Benchmark Electronics, Inc.	60,500	1,827,705
Kimball Electronics, Inc.*	17,500	366,275
ScanSource, Inc.*	46,000	1,914,520
TTM Technologies, Inc.*	92,300	1,378,039
Vishay Intertechnology, Inc.	43,500	1,006,590
		6,493,129
Energy Equipment & Services 2.7%
DMC Global, Inc.*	52,400	830,540
Helmerich & Payne, Inc.(a)	26,000	1,022,580
Patterson-UTI Energy, Inc.	192,400	2,081,768
ProFrac Holding Corp. (Class A Stock)*(a)	132,300	961,821
ProPetro Holding Corp.*(a)	157,400	1,372,528
Ranger Energy Services, Inc.	72,900	717,336
Seadrill Ltd. (Norway)*	4,900	237,895
Select Water Solutions, Inc. (Class A Stock)	120,200	1,110,648
Solaris Oilfield Infrastructure, Inc. (Class A Stock)	36,400	320,684
U.S. Silica Holdings, Inc.*	105,800	1,632,494
		10,288,294
Entertainment 0.4%
Sphere Entertainment Co.*(a)	43,100	1,674,866

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Financial Services 4.6%
Acacia Research Corp.*	7,900	$38,473
Banco Latinoamericano de Comercio Exterior SA (Panama) (Class E Stock)	43,700	1,241,517
Enact Holdings, Inc.	66,900	1,988,937
Essent Group Ltd.	53,600	2,839,192
Jackson Financial, Inc. (Class A Stock)(a)	57,300	3,914,736
Mr. Cooper Group, Inc.*	40,000	3,088,000
NMI Holdings, Inc. (Class A Stock)*	12,900	398,094
Radian Group, Inc.	112,266	3,353,385
Repay Holdings Corp.*	80,600	819,702
		17,682,036
Food Products 2.3%
B&G Foods, Inc.	201,800	2,239,980
Dole PLC	176,300	2,145,571
Fresh Del Monte Produce, Inc.	89,300	2,283,401
Hain Celestial Group, Inc. (The)*	11,000	67,540
Ingredion, Inc.	2,400	275,016
Seaboard Corp.	200	662,022
Seneca Foods Corp. (Class A Stock)*(a)	8,600	499,574
TreeHouse Foods, Inc.*	1,900	71,345
WK Kellogg Co.	31,000	723,540
		8,967,989
Gas Utilities 1.2%
National Fuel Gas Co.	7,200	382,320
Northwest Natural Holding Co.	43,600	1,663,340
ONE Gas, Inc.	5,100	329,052
Spire, Inc.	21,000	1,297,590
UGI Corp.	42,300	1,081,188
		4,753,490
Ground Transportation 0.1%
Avis Budget Group, Inc.	1,500	143,175
Ryder System, Inc.	3,400	414,290
		557,465
Health Care Equipment & Supplies 1.0%
Avanos Medical, Inc.*	55,000	994,400

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies (cont’d.)
Omnicell, Inc.*	71,900	$1,927,639
OraSure Technologies, Inc.*(a)	171,800	908,822
Varex Imaging Corp.*	6,500	105,625
		3,936,486
Health Care Providers & Services 0.7%
AdaptHealth Corp.*	119,400	1,176,090
OPKO Health, Inc.*(a)	71,100	86,742
Pediatrix Medical Group, Inc.*	94,500	838,215
Premier, Inc. (Class A Stock)	28,200	588,816
		2,689,863
Health Care REITs 0.5%
Global Medical REIT, Inc.	24,600	199,506
Sabra Health Care REIT, Inc.	116,000	1,614,720
		1,814,226
Health Care Technology 0.2%
TruBridge, Inc.*	87,300	689,670
Hotel & Resort REITs 1.7%
Apple Hospitality REIT, Inc.	21,100	311,436
Braemar Hotels & Resorts, Inc.	88,700	242,151
Chatham Lodging Trust	32,200	295,274
DiamondRock Hospitality Co.	38,200	339,980
Pebblebrook Hotel Trust	57,300	832,569
RLJ Lodging Trust	136,600	1,502,600
Service Properties Trust	194,300	1,191,059
Summit Hotel Properties, Inc.	149,400	897,894
Xenia Hotels & Resorts, Inc.	57,500	797,525
		6,410,488
Hotels, Restaurants & Leisure 0.9%
Bally’s Corp.*	84,200	1,106,388
Biglari Holdings, Inc. (Class B Stock)*	5,350	1,054,538
El Pollo Loco Holdings, Inc.*	84,600	720,792
Travel + Leisure Co.	14,000	609,560
		3,491,278

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Household Durables 4.1%
Beazer Homes USA, Inc.*	64,700	$1,813,541
Century Communities, Inc.	11,100	880,452
KB Home	37,400	2,422,024
Landsea Homes Corp.*	61,500	710,325
M/I Homes, Inc.*	11,600	1,348,152
Meritage Homes Corp.	13,400	2,220,916
Mohawk Industries, Inc.*	8,900	1,026,348
Taylor Morrison Home Corp.*	69,000	3,864,690
Tri Pointe Homes, Inc.*	46,600	1,717,210
		16,003,658
Industrial REITs 0.4%
Innovative Industrial Properties, Inc.	4,700	485,980
LXP Industrial Trust	58,900	491,815
Terreno Realty Corp.	10,500	570,675
		1,548,470
Insurance 2.0%
Ambac Financial Group, Inc.*	68,700	992,715
Employers Holdings, Inc.	21,200	902,908
Enstar Group Ltd.*	8,900	2,584,293
Fidelis Insurance Holdings Ltd. (Bermuda)	74,900	1,391,642
Greenlight Capital Re Ltd. (Class A Stock)*	19,000	230,280
SiriusPoint Ltd. (Bermuda)*	125,000	1,472,500
		7,574,338
Interactive Media & Services 0.2%
Bumble, Inc. (Class A Stock)*	6,100	61,610
Ziff Davis, Inc.*	15,000	751,650
		813,260
IT Services 0.1%
ASGN, Inc.*	2,900	279,705
Leisure Products 0.5%
Brunswick Corp.	700	56,448
Clarus Corp.	104,700	662,751
JAKKS Pacific, Inc.*	9,500	179,645

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Leisure Products (cont’d.)
Johnson Outdoors, Inc. (Class A Stock)	4,700	$192,747
Latham Group, Inc.*	26,100	73,080
Malibu Boats, Inc. (Class A Stock)*	11,100	377,622
Polaris, Inc.	800	68,128
Solo Brands, Inc. (Class A Stock)*	135,100	253,988
Topgolf Callaway Brands Corp.*	15,900	254,718
		2,119,127
Machinery 1.4%
AGCO Corp.	2,000	228,380
Allison Transmission Holdings, Inc.	13,300	978,215
Chart Industries, Inc.*	300	43,218
Enpro, Inc.	1,400	210,182
Greenbrier Cos., Inc. (The)(a)	38,600	1,906,454
Luxfer Holdings PLC (United Kingdom)	31,100	299,493
Manitowoc Co., Inc. (The)*	132,400	1,602,040
Mueller Industries, Inc.	6,000	334,920
		5,602,902
Marine Transportation 1.3%
Costamare, Inc. (Monaco)	152,800	1,830,544
Genco Shipping & Trading Ltd.	49,200	1,049,928
Matson, Inc.	3,900	420,342
Pangaea Logistics Solutions Ltd.	130,400	938,880
Safe Bulkers, Inc. (Monaco)	137,100	684,129
		4,923,823
Media 2.3%
Advantage Solutions, Inc.*	169,400	721,644
AMC Networks, Inc. (Class A Stock)*	147,100	1,562,202
EchoStar Corp. (Class A Stock)*	49,900	797,901
EW Scripps Co. (The) (Class A Stock)*	172,400	648,224
Gray Television, Inc.	217,200	1,248,900
Scholastic Corp.	31,500	1,122,030
TEGNA, Inc.	205,300	2,800,292
		8,901,193
Metals & Mining 1.3%
Commercial Metals Co.	28,500	1,531,590

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Metals & Mining (cont’d.)
Metallus, Inc.*	19,000	$390,640
Olympic Steel, Inc.	13,300	845,481
Radius Recycling, Inc.	55,900	973,778
Ryerson Holding Corp.	35,400	1,010,670
SunCoke Energy, Inc.	26,400	272,184
		5,024,343
Mortgage Real Estate Investment Trusts (REITs) 4.1%
AFC Gamma, Inc.	26,400	316,800
Apollo Commercial Real Estate Finance, Inc.	187,083	1,801,610
Arbor Realty Trust, Inc.(a)	127,300	1,633,259
ARMOUR Residential REIT, Inc.(a)	58,060	1,054,950
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	119,300	2,104,452
BrightSpire Capital, Inc.	75,700	476,153
Chicago Atlantic Real Estate Finance, Inc.	16,300	256,562
Chimera Investment Corp.	245,200	1,010,224
Ellington Financial, Inc.(a)	81,200	928,928
Franklin BSP Realty Trust, Inc.	64,000	799,360
Invesco Mortgage Capital, Inc.	70,200	600,210
KKR Real Estate Finance Trust, Inc.	66,700	627,647
Ladder Capital Corp.	102,600	1,100,898
MFA Financial, Inc.	85,500	905,445
PennyMac Mortgage Investment Trust	44,300	613,555
Ready Capital Corp.(a)	176,804	1,506,370
		15,736,423
Multi-Utilities 1.6%
Avista Corp.	51,700	1,860,166
Black Hills Corp.	42,800	2,349,720
Northwestern Energy Group, Inc.	38,400	1,936,896
		6,146,782
Office REITs 1.4%
Brandywine Realty Trust	104,900	476,246
City Office REIT, Inc.	77,000	358,820
Douglas Emmett, Inc.(a)	106,300	1,457,373
Office Properties Income Trust	11,200	22,624
Paramount Group, Inc.	234,300	1,087,152

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Office REITs (cont’d.)
Piedmont Office Realty Trust, Inc. (Class A Stock)	134,100	$923,949
SL Green Realty Corp.	20,700	1,031,481
		5,357,645
Oil, Gas & Consumable Fuels 9.7%
Amplify Energy Corp.*	156,100	1,102,066
Ardmore Shipping Corp. (Ireland)	40,200	673,350
Berry Corp.	150,400	1,276,896
Chord Energy Corp.(a)	11,500	2,035,270
Civitas Resources, Inc.	39,300	2,828,028
CNX Resources Corp.*(a)	94,300	2,217,936
Comstock Resources, Inc.(a)	140,000	1,408,400
Crescent Energy Co. (Class A Stock)	108,500	1,154,440
Excelerate Energy, Inc. (Class A Stock)	65,300	1,100,958
FutureFuel Corp.	71,200	385,904
Golar LNG Ltd. (Cameroon)	19,700	483,044
Gulfport Energy Corp.*	7,200	1,142,712
Hallador Energy Co.*	73,200	374,052
HighPeak Energy, Inc.(a)	12,400	176,204
Matador Resources Co.	7,900	492,170
Murphy Oil Corp.	67,200	2,999,808
Overseas Shipholding Group, Inc. (Class A Stock)	96,300	585,504
PBF Energy, Inc. (Class A Stock)	52,700	2,807,329
Peabody Energy Corp.(a)	78,600	1,724,484
Permian Resources Corp.	95,500	1,599,625
SandRidge Energy, Inc.(a)	73,000	1,000,100
Scorpio Tankers, Inc. (Monaco)	8,300	583,988
SilverBow Resources, Inc.*	39,400	1,210,368
Sitio Royalties Corp. (Class A Stock)	40,300	936,572
SM Energy Co.	15,400	746,746
Talos Energy, Inc.*	104,700	1,379,946
Teekay Corp. (Bermuda)*	160,500	1,174,860
Teekay Tankers Ltd. (Canada) (Class A Stock)	18,000	1,048,860
VAALCO Energy, Inc.	42,200	270,080
Vital Energy, Inc.*(a)	27,100	1,436,842
World Kinect Corp.	60,200	1,414,700
		37,771,242
Paper & Forest Products 0.7%
Clearwater Paper Corp.*	56,900	2,562,776

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Passenger Airlines 1.2%
Alaska Air Group, Inc.*	23,800	$1,023,876
Allegiant Travel Co.	30,100	1,642,256
JetBlue Airways Corp.*(a)	304,900	1,731,832
SkyWest, Inc.*	1,868	136,420
		4,534,384
Personal Care Products 0.8%
Edgewell Personal Care Co.	33,400	1,256,508
Nu Skin Enterprises, Inc. (Class A Stock)	145,100	1,706,376
		2,962,884
Pharmaceuticals 0.2%
Jazz Pharmaceuticals PLC*	3,300	365,475
Organon & Co.	18,900	351,729
		717,204
Professional Services 1.6%
Alight, Inc. (Class A Stock)*	242,800	2,190,056
Asure Software, Inc.*	18,600	137,454
Concentrix Corp.	10,100	552,167
Kelly Services, Inc. (Class A Stock)	57,500	1,319,050
Korn Ferry	4,000	242,880
Resources Connection, Inc.	67,300	743,665
TrueBlue, Inc.*	78,400	816,928
TTEC Holdings, Inc.	55,200	401,856
		6,404,056
Real Estate Management & Development 0.9%
Cushman & Wakefield PLC*	47,500	458,375
Forestar Group, Inc.*	36,900	1,143,531
Newmark Group, Inc. (Class A Stock)	109,400	1,046,958
RE/MAX Holdings, Inc. (Class A Stock)	137,200	963,144
		3,612,008

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Residential REITs 0.3%
Elme Communities	3,100	$46,996
Independence Realty Trust, Inc.	69,200	1,091,284
		1,138,280
Retail REITs 1.5%
Acadia Realty Trust	86,900	1,501,632
InvenTrust Properties Corp.	34,600	876,764
Kite Realty Group Trust	62,900	1,371,220
Macerich Co. (The)	83,094	1,143,373
NETSTREIT Corp.	56,200	946,970
Phillips Edison & Co., Inc.	1,100	35,970
Retail Opportunity Investments Corp.	4,400	53,988
		5,929,917
Semiconductors & Semiconductor Equipment 0.8%
Alpha & Omega Semiconductor Ltd.*	18,600	406,782
Amkor Technology, Inc.	17,100	553,185
Diodes, Inc.*	14,000	1,022,140
SMART Global Holdings, Inc.*	15,300	279,531
Synaptics, Inc.*	11,400	1,025,544
		3,287,182
Software 0.1%
E2open Parent Holdings, Inc.*	92,500	448,625
Specialized REITs 0.3%
Gladstone Land Corp.	3,200	40,576
PotlatchDeltic Corp.	1,000	40,010
Safehold, Inc.	54,895	1,001,285
		1,081,871
Specialty Retail 1.6%
Aaron’s Co., Inc. (The)	186,800	1,290,788
Asbury Automotive Group, Inc.*	4,400	925,056
AutoNation, Inc.*	1,800	290,070
Big 5 Sporting Goods Corp.(a)	75,000	265,500
Foot Locker, Inc.(a)	47,400	988,290
Gap, Inc. (The)	47,400	972,648

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail (cont’d.)
Group 1 Automotive, Inc.	2,800	$823,256
MarineMax, Inc.*	14,300	352,781
Sportsman’s Warehouse Holdings, Inc.*	38,000	121,600
Victoria’s Secret & Co.*	7,700	135,674
		6,165,663
Technology Hardware, Storage & Peripherals 0.7%
Eastman Kodak Co.*	176,100	792,450
Xerox Holdings Corp.	153,300	2,037,357
		2,829,807
Textiles, Apparel & Luxury Goods 1.6%
Carter’s, Inc.	10,900	745,669
Crocs, Inc.*	6,800	845,716
G-III Apparel Group Ltd.*	85,400	2,404,010
Movado Group, Inc.	25,800	657,126
Rocky Brands, Inc.	22,600	582,402
Vera Bradley, Inc.*	136,400	898,876
		6,133,799
Tobacco 0.6%
Universal Corp.	43,700	2,247,491
Trading Companies & Distributors 0.8%
Air Lease Corp.	9,500	477,280
Beacon Roofing Supply, Inc.*	9,700	955,741
Boise Cascade Co.	6,700	886,209
GATX Corp.	4,300	526,148
GMS, Inc.*	500	46,260
Rush Enterprises, Inc. (Class A Stock)	5,900	259,128
		3,150,766
Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	51,700	809,105

Total Common Stocks (cost $381,434,223)		386,791,079

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Shares	Value
Unaffiliated Exchange-Traded Fund 0.3%
iShares Russell 2000 Value ETF (cost $1,184,134)	7,800	$1,162,512

Total Long-Term Investments (cost $382,618,357)		387,953,591

Short-Term Investments 9.4%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 5.540%)(wb)	343,018	343,018
PGIM Institutional Money Market Fund (7-day effective yield 5.644%) (cost $35,974,971; includes $35,835,330 of cash collateral for securities on loan)(b)(wb)	36,032,159	36,014,143

Total Short-Term Investments (cost $36,317,989)		36,357,161

TOTAL INVESTMENTS 109.4% (cost $418,936,346)		424,310,752
Liabilities in excess of other assets (9.4)%		(36,375,212)

Net Assets 100.0%		$387,935,540

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $34,197,818; cash collateral of $35,835,330 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).